Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accrued Liabilities
Insurance	$ 21,588	$ 19,715	$ 18,353
Interest	10,127	18,962	14,055
Payroll and vacation	9,393	8,281	8,496
Other	2,354	3,671	3,482
Withholding taxes	3,375	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529	255
Contract expenses	243	209	518
Total accrued liabilities	$ 50,155	$ 54,007	$ 51,631